RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives Designated as a Net Investment Hedge (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Derivative [Line Items]
Fair Value	$ (247)	$ 223
Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(11)	10
Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 100	$ 1,200
U.S. dollar cross-currency interest rate swaps (maturing 2025) | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	(11)	2
U.S. dollar cross-currency interest rate swaps (maturing 2025) | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			100	200
Net realized gains related to the interest component	1	1
U.S. dollar foreign exchange options | Designated as a net investment hedge
Derivative [Line Items]
Fair Value	$ 0	$ 8
U.S. dollar foreign exchange options | Designated as a net investment hedge | US$ denominated
Derivative [Line Items]
Notional Amount			$ 0	$ 1,000